Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-lived intangible assets
Software	$ 76,621	$ 67,925
Less: accumulated amortization	(64,578)	(36,935)
Subtotal	12,043	30,990
Indefinite-lived intangible assets
Trademark and trade name	184,911	167,804
Subtotal	184,911	167,804
Total intangible assets, net	$ 196,954	$ 198,794